Operating Expenses - Disclosure of Operating Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Restructuring costs	$ 773		$ 773
Impairment of right of use asset (note 4)	64		401
Total operating expenses	$ 3,826	$ 3,475	6,801	8,735
Unfunded Plan One [Member] | Other Benefit Plans [Member]
Statement Line Items [Line Items]
Salaries and short-term employee benefits			594	1,229
Consultants fees			118
Share-based compensation costs			681	39
Post-employment benefits			18	23
Key management personnel compensation			1,411	1,291
Salaries and short-term employee benefits			1,042	543
Share-based compensation costs			9	25
Post-employment benefits			158	25
Termination benefits				331
Other employee compensation			1,209	814
Professional fees			1,474	150
Restructuring costs			773
Consulting fees			76
Insurance			446	38
Third-party R&D			307	4,796
Contracted sales force				155
Travel			84	31
Marketing services			2	576
Laboratory supplies			28	303
Other goods and services			64	231
Leasing costs, net of sublease receipts			176	264
Impairment of right of use asset (note 4)			401
Write-off of other current assets			197
Depreciation and amortization			136	35
Operating foreign exchange losses			17	51
Total operating expenses			$ 6,801	$ 8,735